Sources of finance (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Equity and Debt Financing
The following table summarises the equity and debt financing of the Group, and changes during the year:

	Shares			Debt
	2023	2022	2021	2023	2022	2021
Analysis of changes in financing	£m	£m	£m	£m	£m	£m
Beginning of year	690.0	697.1	699.9	4,465.1	4,441.7	5,032.7
Ordinary shares issued	0.7	1.2	4.4	—	—	—
Share cancellations	—	(8.3)	(7.2)	—	—	—
Net decrease in drawings on bank loans and bonds	—	—	—	(48.9)	(220.6)	(397.1)
Amortisation of financing costs included in debt	—	—	—	0.2	7.0	8.1
Acquisition of subsidiaries	—	—	—	48.9	—	—
Changes in fair value due to hedging arrangements	—	—	—	—	—	(2.5)
Other movements	—	—	—	(3.5)	(0.2)	(0.4)
Exchange adjustments	—	—	—	(98.7)	237.2	(199.1)
End of year	690.7	690.0	697.1	4,363.1	4,465.1	4,441.7
The table above excludes bank overdrafts which fall within cash and cash equivalents for the purposes of the consolidated cash flow statement. Other liabilities from financing activities, including lease liabilities and derivatives used for hedging debts, are disclosed in note 12 and note 25, respectively.
Analysis of Future Anticipated Cash Flows in Relation to Group's Financial Derivatives and Debt
The following table is an analysis of future anticipated cash flows in relation to the Group’s debt, on an undiscounted basis which, therefore, differs from the fair value and carrying value:

	2023	2022	2021
	£m	£m	£m
Within one year	(711.3)	(791.6)	(326.8)
Between one and two years	(534.6)	(724.3)	(745.4)
Between two and three years	(746.2)	(524.2)	(646.5)
Between three and four years	(726.2)	(740.3)	(492.8)
Between four and five years	(704.1)	(719.9)	(698.0)
Over five years	(1,858.8)	(1,963.7)	(2,546.3)
Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes	(5,281.2)	(5,464.0)	(5,455.8)
Short-term overdrafts – within one year	(358.2)	(505.7)	(342.3)
Future anticipated cash flows	(5,639.4)	(5,969.7)	(5,798.1)
Effect of discounting/financing rates	918.1	998.9	1,014.1
Debt financing	(4,721.3)	(4,970.8)	(4,784.0)
The following table is an analysis of future undiscounted anticipated cash flows in relation to the Group’s financial derivatives, which include interest rate swaps, forward contracts and other foreign exchange swaps assuming interest rates and foreign exchange rates as at 31 December:

	Financial liabilities		Financial assets
2023	Payable	Receivable	Payable	Receivable
	£m	£m	£m	£m
Within one year	682.2	681.3	335.3	310.7
Between one and two years	15.9	15.7	487.4	479.6
Between two and three years	15.0	14.6	37.5	32.3
Between three and four years	14.7	14.2	37.1	32.5
Between four and five years	3.7	3.5	646.6	714.8
	731.5	729.3	1,543.9	1,569.9

	Financial liabilities		Financial assets
2022	Payable	Receivable	Payable	Receivable
	£m	£m	£m	£m
Within one year	1,186.3	1,126.2	347.1	345.7
Between one and two years	—	—	11.6	6.2
Between two and three years	—	—	449.8	461.8
	1,186.3	1,126.2	808.5	813.7

	Financial liabilities		Financial assets
2021	Payable	Receivable	Payable	Receivable
	£m	£m	£m	£m
Within one year	185.8	173.7	581.1	582.5
Between one and two years	551.4	521.1	30.0	30.4
Between two and three years	11.6	6.0	—	—
Between three and four years	449.8	445.6	—	—
	1,198.6	1,146.4	611.1	612.9

Analysis of Fixed and Floating Rate Debt by Currency
Analysis of fixed and floating rate debt by currency including the effect of cross-currency swaps:

2023		£m	Fixed rate[1]	Floating basis	Period (months)[1]
Currency
$	– fixed	1,471.7	4.62	n/a	66
£	– fixed	1,094.1	2.97	n/a	130
€	– fixed	1,820.5	2.12	n/a	48
	– floating	—	n/a	EURIBOR	0
Other		(23.2)	n/a	n/a	n/a
		4,363.1

2022		£m	Fixed rate[1]	Floating basis	Period (months)[1]
Currency
$	– fixed	1,379.5	4.18	n/a	60
£	– fixed	1,094.1	2.97	n/a	143
€	– fixed	2,080.6	2.21	n/a	55
	– floating	—	n/a	EURIBOR	0
Other		(89.1)	n/a	n/a	n/a
		4,465.1

2021		£m	Fixed rate[1]	Floating basis	Period (months)[1]
Currency
$	– fixed	1,231.8	4.18	n/a	72
£	– fixed	1,094.1	2.97	n/a	155
€	– fixed	1,976.0	2.04	n/a	69
	– floating	210.2	n/a	EURIBOR	3
Other		(70.4)	n/a	n/a	n/a
		4,441.7
Note
[1]Weighted average.
Disclosure of Analysis of Financing Activities
Analysis of change in financing activities (inclusive of leases)
The table below details changes arising from financing activities, including both cash and non-cash changes.

2023	Opening balance	Cash flow	Acquisition of subsidiaries	Foreign exchange	Interest and other	Closing balance
	£m	£m	£m	£m	£m	£m
Borrowings (excluding lease liabilities) (notes 11, 20 and 25)[1]	4,465.1	(48.9)	48.9	(98.7)	(3.3)	4,363.1
Derivatives (notes 11, 17, 18 and 19)	52.3	(46.0)	—	(50.8)	13.6	(30.9)
Lease liabilities (note 12)[2]	2,210.6	(361.6)	1.9	(75.6)	379.2	2,154.5
Liabilities from financing activities	6,728.0	(456.5)	50.8	(225.1)	389.5	6,486.7
Cash and short-term deposits (notes 11 and 25)	(2,491.5)	216.9	(22.5)	79.6	—	(2,217.5)
Bank overdrafts	505.7	(147.5)	—	—	—	358.2
	4,742.2	(387.1)	28.3	(145.5)	389.5	4,627.4

2022	Opening balance	Cash flow	Acquisition of subsidiaries	Foreign exchange	Interest and other	Closing balance
	£m	£m	£m	£m	£m	£m
Borrowings (excluding lease liabilities) (note 11, 20 and 25)[1]	4,441.7	(220.6)	—	237.2	6.8	4,465.1
Derivatives (notes 11, 17, 18 and 19)	50.6	—	—	6.4	(4.7)	52.3
Lease liabilities (note 12)[2]	2,041.8	(402.0)	0.1	145.8	424.9	2,210.6
Share repurchase commitments	211.7	(211.7)	—	—	—	—
Liabilities from financing activities	6,745.8	(834.3)	0.1	389.4	427.0	6,728.0
Cash and short-term deposits (notes 11 and 25)	(3,882.9)	1,494.4	(38.8)	(64.2)	—	(2,491.5)
Bank overdrafts	342.3	163.4	—	—	—	505.7
	3,205.2	823.5	(38.7)	325.2	427.0	4,742.2
Notes
[1]Borrowings includes: bonds and bank loans. The interest and other amounts within borrowings comprises amortisation of capitalised borrowing costs.
[2]Repayment of lease liabilities includes £102.9 million (2022: £92.4 million) of interest paid on lease liabilities recognised within net cash inflow from operating activities (note 11). Interest and other within lease liabilities comprises interest on leases as well as the lease liability additions and disposals as disclosed in note 12.